April 5, 2013

VIA EDGAR

United States Securities and Exchange Commission

450 Fifth Street, NW

Washington, D.C. 20549

Attention:  Mr. Edward Bartz

Re:	Valley Forge Fund, Inc.

Preliminary Proxy Statement filed on Schedule 14A

Filed March 19, 2013

File No. 811-01932

Dear Mr. Bartz:

At the request of the Valley Forge Fund, Inc. (the “Fund”), I am submitting the following responses to the comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) that I received from you orally in our telephone conversation on April 4, 2013, relating to the Fund’s Preliminary Proxy Statement filed on Schedule 14A on March 19, 2013 (File No. 811-01932) (the “Proxy Statement”).  For ease of reference, I have reiterated the Staff’s comment, followed by the Fund’s response.

1)

Staff Comment:   Please clarify in the introductory letter to shareholders that the purpose of the shareholder meeting is to approve a new advisory agreement for the Fund.

a.

Fund Response:  We have clarified the introductory letter accordingly.

2)

Staff Comment:  On page two of the Proxy Statement, please delete the phrase “As reported previously to the SEC.”

a.

Fund Response:  We have deleted the foregoing phrase.

3)

Staff Comment:  Delete all references in the Proxy Statement to an “Interim Advisory Agreement” and disclose that the Board of the Fund is currently responsible for management of the Fund.

a.

Fund Response:  We deleted all of such references and added the requested disclosure.

4)

Staff Comment:  Provide more detail regarding the fee waiver, and attach a copy of the form fee waiver agreement to the Proxy Statement.

a.

Fund Response:  We have added additional detail regarding the fee waiver in the amended Proxy Statement and attached a copy of the form fee waiver agreement to the amended Proxy Statement.

5)

Staff Comment:  Under the heading “The New Advisory Agreement and Comparison to the Prior Advisory Agreement,” highlight in the introductory paragraph the differences between the prior advisory agreement and the new advisory agreement.

a.

Fund Response:  We have added additional language highlighting the differences between the prior advisory agreement and the new advisory agreement in the referenced paragraph.

6)

Staff Comment:  Please correct any incorrect date and time references.

a.

Fund Response:  The references have been confirmed or corrected.

7)

Staff Comment:  Please ensure that the time periods for terminating the new advisory agreement are correctly stated in the amended Proxy Statement.

a.

Fund Response:  The time periods set forth in the amended Proxy Statement are correctly stated.

8)

Staff Comment:  Please attach Schedule 1 to the new advisory agreement to the amended Proxy Statement.

a.

Fund Response:  Schedule 1 to the new advisory agreement has been attached to the amended Proxy Statement.

We believe we have addressed each of the Staff’s stated concerns regarding the Proxy Statement.  Please do not hesitate to telephone me at (856) 292-8331 with any questions regarding the foregoing responses to your comments.

Very truly yours,
PELLEGRINO, LLC

/s/ Michael T. Pellegrino
Michael T. Pellegrino, Managing Member

cc:  Donald A. Peterson, Valley Forge Fund, Inc.